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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Contrarian Core Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 6.6%
Auto Components 1.4%
Johnson Controls, Inc.	558,000	$23,246,280
Automobiles 0.7%
General Motors Co. (a)	360,458	10,943,505
Hotels, Restaurants & Leisure 0.8%
Carnival Corp. (b)	328,600	12,365,218
Media 1.9%
Comcast Corp., Class A	1,174,100	29,751,694
Multiline Retail 1.4%
Kohl’s Corp.	454,300	22,719,543
Specialty Retail 0.4%
Best Buy Co., Inc. (c)	227,700	7,152,057
TOTAL CONSUMER DISCRECTIONARY		106,178,297
CONSUMER STAPLES 11.0%
Beverages 2.8%
Diageo PLC, ADR (b)	114,760	9,395,401
Heineken Holding NV (b)	176,090	9,008,990
PepsiCo, Inc.	393,500	27,714,205
Total		46,118,596
Food & Staples Retailing 1.4%
CVS Caremark Corp.	610,601	22,946,386
Food Products 1.1%
Kraft Foods, Inc., Class A (c)	487,500	17,174,625
Household Products 1.9%
Procter & Gamble Co. (The)	479,430	30,477,365
Personal Products 1.6%
Avon Products, Inc. (c)	462,100	12,938,800
Herbalife Ltd. (b)(c)	216,300	12,467,532
Total		25,406,332
Tobacco 2.2%
Philip Morris International, Inc.	532,330	35,543,674
TOTAL CONSUMER STAPLES		177,666,978

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 12.8%
Energy Equipment & Services 3.3%
Baker Hughes, Inc.	217,900	$15,810,824
Halliburton Co. (c)	331,200	16,891,200
Schlumberger Ltd. (b)	234,300	20,243,520
Total		52,945,544
Oil, Gas & Consumable Fuels 9.5%
Alpha Natural Resources, Inc. (a)	75,500	3,430,720
Apache Corp.	122,700	15,139,953
Chevron Corp.	380,700	39,151,188
ConocoPhillips	248,600	18,692,234
Devon Energy Corp.	189,460	14,931,343
Exxon Mobil Corp.	562,400	45,768,112
Occidental Petroleum Corp.	158,010	16,439,360
Total		153,552,910
TOTAL ENERGY		206,498,454
FINANCIALS 16.4%
Capital Markets 5.6%
BlackRock, Inc. (c)	102,600	19,679,706
Goldman Sachs Group, Inc. (The)	259,270	34,506,244
Invesco Ltd. (b)	556,000	13,010,400
State Street Corp. (c)	532,700	24,019,443
Total		91,215,793
Commercial Banks 1.2%
Wells Fargo & Co.	678,385	19,035,483
Consumer Finance 2.3%
American Express Co.	729,952	37,738,519
Diversified Financial Services 5.0%
Citigroup, Inc.	588,550	24,507,222
JPMorgan Chase & Co.	1,356,062	55,517,178
Total		80,024,400
Insurance 2.3%
Berkshire Hathaway, Inc., Class B (a)	291,595	22,566,537
MetLife, Inc. (c)	318,253	13,961,759
Total		36,528,296
TOTAL FINANCIALS		264,542,491
HEALTH CARE 12.8%
Biotechnology 0.5%
Celgene Corp. (a)	129,800	7,829,536

1

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	345,800	$20,640,802
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	301,800	13,707,756
HCA Holdings, Inc. (a)	422,792	13,952,136
Medco Health Solutions, Inc. (a)	168,815	9,541,424
WellPoint, Inc.	218,100	17,179,737
Total		54,381,053
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc. (a)	497,650	32,043,683
Pharmaceuticals 5.6%
Abbott Laboratories	226,987	11,944,056
Johnson & Johnson (c)	486,400	32,355,328
Merck & Co., Inc.	480,768	16,966,303
Pfizer, Inc.	1,414,400	29,136,640
Total		90,402,327
TOTAL HEALTH CARE		205,297,401
INDUSTRIALS 13.7%
Aerospace & Defense 2.2%
Honeywell International, Inc.	374,450	22,313,475
United Technologies Corp.	155,000	13,719,050
Total		36,032,525
Air Freight & Logistics 1.6%
FedEx Corp.	274,200	26,007,870
Airlines 0.6%
Southwest Airlines Co.	817,100	9,331,282
Commercial Services & Supplies 0.5%
Republic Services, Inc.	236,600	7,299,110
Industrial Conglomerates 4.4%
General Electric Co.	1,748,340	32,973,693
Tyco International Ltd. (b)	760,491	37,591,070
Total		70,564,763
Machinery 1.6%
Illinois Tool Works, Inc. (c)	442,600	25,002,474

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.5%
Nielsen Holdings NV (a)(b)(c)	798,626	$24,885,186
Road & Rail 1.3%
Con-way, Inc.	154,100	5,980,621
Union Pacific Corp.	148,620	15,515,928
Total		21,496,549
TOTAL INDUSTRIALS		220,619,759
INFORMATION TECHNOLOGY 19.6%
Communications Equipment 1.3%
QUALCOMM, Inc.	360,900	20,495,511
Computers & Peripherals 5.2%
Apple, Inc. (a)	182,400	61,226,208
EMC Corp. (a)	840,200	23,147,510
Total		84,373,718
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity Ltd. (b)	643,900	23,669,764
Internet Software & Services 4.0%
AOL, Inc. (a)(c)	336,600	6,684,876
eBay, Inc. (a)	1,094,500	35,319,515
Google, Inc., Class A (a)(c)	43,902	22,231,095
Total		64,235,486
IT Services 4.6%
International Business Machines Corp. (c)	230,900	39,610,895
Mastercard, Inc., Class A	114,800	34,593,832
Total		74,204,727
Semiconductors & Semiconductor Equipment 0.7%
Advanced Micro Devices, Inc. (a)(c)	687,500	4,805,625
Atmel Corp. (a)	473,500	6,662,145
Total		11,467,770
Software 2.3%
Microsoft Corp.	1,460,420	37,970,920
TOTAL INFORMATION TECHNOLOGY		316,417,896
MATERIALS 5.6%
Chemicals 5.6%
Air Products & Chemicals, Inc.	293,390	28,042,216
Celanese Corp., Series A	478,600	25,514,166
EI du Pont de Nemours & Co.	424,600	22,949,630

2

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (cont.)
Syngenta AG, ADR (b)(c)	197,200	$13,322,832
Total		89,828,844
TOTAL MATERIALS		89,828,844
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
MetroPCS Communications, Inc. (a)	634,200	10,914,582
Millicom International Cellular SA, SDR (b)	80,900	8,441,472
Total		19,356,054
TOTAL TELECOMMUNICATION SERVICES		19,356,054
Total Common Stocks (Cost: $1,372,688,939)		$1,606,406,174
	Shares	Value

Money Market Fund 4.0%
Columbia Short-Term Cash Fund, 0.166% (d)(e)	64,718,111	$64,718,111
Total Money Market Fund (Cost: $64,718,111)		$64,718,111

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.6%
Asset-Backed Commercial Paper 0.9%
Antalis US Funding Corp.
08/05/11	0.280%	$4,996,461	$4,996,461
Cancara Asset Securitisation LLC
07/13/11	0.150%	4,999,375	4,999,375
Rheingold Securitization
09/12/11	0.430%	4,994,386	4,994,386
Total			14,990,222
Certificates of Deposit 2.9%
Banco Popular Caisse d’Epargne
07/28/11	0.456%	2,000,000	2,000,000
Credit Industrial et Commercial
11/21/11	0.410%	2,000,000	2,000,000
12/09/11	0.440%	3,000,000	3,000,000
DZ Bank AG
07/12/11	0.200%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Den Danske Bank
07/13/11	0.210%	$4,998,222	$4,998,222
Development Bank of Singapore Ltd.
08/09/11	0.300%	2,500,000	2,500,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	2,500,000	2,500,000
National Australia Bank
11/18/11	0.211%	2,499,989	2,499,989
National Bank of Canada
11/18/11	0.186%	2,000,000	2,000,000
Pohjola Bank PLC
08/15/11	0.340%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	5,000,000	5,000,000
Societe Generale
09/23/11	0.411%	1,000,000	1,000,000
Union Bank of Switzerland
12/09/11	0.239%	3,000,000	3,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	2,000,000	2,000,000
Total			46,498,211

Commercial Paper 0.4%
PB Capital Corp.
08/12/11	0.491%	1,997,605	1,997,605
Suncorp Metway Ltd.
07/11/11	0.200%	4,999,111	4,999,111
Total			6,996,716

Money Market Fund 1.3%
JPMorgan Prime Money Market Fund, 0.010%		20,000,000	20,000,000

Repurchase Agreements 1.1%
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11,
repurchase price $3,000,003 (f)	0.030%	3,000,000	3,000,000
Nomura Securities dated 06/30/11, matures 07/01/11,
repurchase price $10,000,028 (f)	0.100%	10,000,000	10,000,000

3

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11,
repurchase price $4,024,473 (f)	0.080%	$4,024,464	$4,024,464
Total			17,024,464

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $105,509,613)	$105,509,613

Total Investments
(Cost: $1,542,916,663) (g)	$1,776,633,898(h)
Other Assets & Liabilities, Net	(165,803,794)
Net Assets	$1,610,830,104

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 11.45% of net assets.
(c)	At June 30, 2011, security was partially or fully on loan.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(e)	Investments in affiliates during the nine months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$-	$237,127,401	$(172,409,290)	$-	$64,718,111	$5,512	$64,718,111

4

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)

Security Description	Value

Fannie Mae REMICS	$1,048,130

Fannie Mae-Aces	52,147

Freddie Mac REMICS	1,494,109

Government National Mortgage Association	465,614

Total Market Value of Collateral Securities	$3,060,000

Nomura Securities (0.100%)

Security Description	Value

Fannie Mae Pool	$6,073,489

Freddie Mac Gold Pool	4,126,511

Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)

Security Description	Value

Freddie Mac Gold Pool	$4,104,972

Total Market Value of Collateral Securities	$4,104,972

(g)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $1,542,917,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$237,954,000
	Unrealized Depreciation	(4,237,000)
	Net Unrealized Appreciation	$233,717,000

5

(h)   Securities are valued using policies described below:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed

6

by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated March 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

7

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$106,178,297	$-	$-	$106,178,297
Consumer Staples	168,657,988	9,008,990	-	177,666,978
Energy	206,498,454	-	-	206,498,454
Financials	264,542,491	-	-	264,542,491
Health Care	205,297,401	-	-	205,297,401
Industrials	220,619,759	-	-	220,619,759
Information Technology	316,417,896	-	-	316,417,896
Materials	89,828,844	-	-	89,828,844
Telecommunication Services	10,914,582	8,441,472	-	19,356,054
Total Equity Securities	1,588,955,712	17,450,462	-	1,606,406,174

Other
Affiliated Money Market Fund(c)	64,718,111	-	-	64,718,111
Investments of Cash Collateral Received for Securities on Loan	20,000,000	85,509,613	-	105,509,613

Total Other	84,718,111	85,509,613	-	170,227,724
Total	$1,673,673,823	$102,960,075	$-	$1,776,633,898

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) The amount of securities transferred out of Level 1 into Level 2 during the period was $2,341,180.  All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

8

INVESTMENT PORTFOLIO

June 30, 2011 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks — 94.5%
CONSUMER DISCRETIONARY — 8.2%
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	767,300	64,698,736
Hotels, Restaurants & Leisure Total		64,698,736
Leisure Equipment & Products — 0.6%
Mattel, Inc.	865,275	23,786,410
Leisure Equipment & Products Total		23,786,410
Media — 2.4%
McGraw-Hill Companies, Inc.	565,975	23,720,012
Meredith Corp.	726,450	22,614,388
Time Warner, Inc.	1,286,875	46,803,644
Media Total		93,138,044
Multiline Retail — 1.5%
Nordstrom, Inc.	476,375	22,361,042
Target Corp.	757,200	35,520,252
Multiline Retail Total		57,881,294
Specialty Retail — 2.1%
Home Depot, Inc.	1,223,225	44,305,210
Limited Brands, Inc.	527,225	20,271,801
TJX Companies, Inc.	361,600	18,994,848
Specialty Retail Total		83,571,859
CONSUMER DISCRETIONARY TOTAL		323,076,343
CONSUMER STAPLES — 11.8%
Beverages — 2.2%
Coca-Cola Co.	334,575	22,513,552
Diageo PLC, ADR	518,875	42,480,296
PepsiCo, Inc.	290,475	20,458,154
Beverages Total		85,452,002
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	588,025	31,247,649
Food & Staples Retailing Total		31,247,649
Food Products — 2.6%
General Mills, Inc.	723,400	26,924,948
H.J. Heinz Co.	988,550	52,669,944
J.M. Smucker Co.	288,250	22,033,830
Food Products Total		101,628,722
Household Products — 2.4%
Kimberly-Clark Corp.	532,300	35,429,888
Procter & Gamble Co.	912,625	58,015,571
Household Products Total		93,445,459

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 3.8%
Altria Group, Inc.	1,545,400	40,814,014
Philip Morris International, Inc.	1,612,925	107,695,002
Tobacco Total		148,509,016
CONSUMER STAPLES TOTAL		460,282,848
ENERGY — 12.7%
Energy Equipment & Services — 1.7%
Schlumberger Ltd.	385,450	33,302,880
Transocean Ltd.	502,825	32,462,382
Energy Equipment & Services Total		65,765,262
Oil, Gas & Consumable Fuels — 11.0%
Chevron Corp.	867,750	89,239,410
ConocoPhillips	564,700	42,459,793
Encana Corp.	865,875	26,660,291
Exxon Mobil Corp.	1,399,175	113,864,862
Kinder Morgan, Inc.	646,775	18,581,846
Murphy Oil Corp.	217,500	14,281,050
Occidental Petroleum Corp.	365,000	37,974,600
Penn West Petroleum Ltd.	724,925	16,731,269
Royal Dutch Shell PLC, ADR	1,029,125	73,201,661
Oil, Gas & Consumable Fuels Total		432,994,782
ENERGY TOTAL		498,760,044
FINANCIALS — 13.8%
Capital Markets — 3.0%
BlackRock, Inc.	228,125	43,756,656
Eaton Vance Corp.	847,450	25,618,414
Northern Trust Corp.	592,025	27,209,469
T. Rowe Price Group, Inc.	351,000	21,179,340
Capital Markets Total		117,763,879
Commercial Banks — 2.6%
PNC Financial Services Group, Inc.	594,850	35,459,008
U.S. Bancorp	1,396,300	35,619,613
Wells Fargo & Co.	1,086,525	30,487,892
Commercial Banks Total		101,566,513
Consumer Finance — 1.1%
American Express Co.	862,275	44,579,617
Consumer Finance Total		44,579,617
Diversified Financial Services — 2.6%
CME Group, Inc.	81,100	23,647,949

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
JPMorgan Chase & Co.	1,903,500	77,929,290
Diversified Financial Services Total		101,577,239
Insurance — 3.4%
Arthur J. Gallagher & Co.	887,150	25,319,261
Chubb Corp.	370,075	23,170,396
MetLife, Inc.	854,025	37,466,077
Progressive Corp.	508,525	10,872,264
RenaissanceRe Holdings Ltd.	147,125	10,291,394
Unum Group	953,275	24,289,447
Insurance Total		131,408,839
Real Estate Investment Trusts (REITs) — 0.5%
Digital Realty Trust, Inc.	340,825	21,056,168
Real Estate Investment Trusts (REITs) Total		21,056,168
Thrifts & Mortgage Finance — 0.6%
People’s United Financial, Inc.	1,655,250	22,246,560
Thrifts & Mortgage Finance Total		22,246,560
FINANCIALS TOTAL		540,198,815
HEALTH CARE — 10.9%
Biotechnology — 0.5%
Amgen, Inc. (a)	352,000	20,539,200
Biotechnology Total		20,539,200
Pharmaceuticals — 10.4%
Abbott Laboratories	1,374,450	72,323,559
Bristol-Myers Squibb Co.	3,143,050	91,022,728
Johnson & Johnson	1,135,000	75,500,200
Merck & Co., Inc.	2,293,575	80,940,262
Pfizer, Inc.	4,107,350	84,611,410
Pharmaceuticals Total		404,398,159
HEALTH CARE TOTAL		424,937,359
INDUSTRIALS — 10.2%
Aerospace & Defense — 3.7%
Honeywell International, Inc.	975,925	58,155,370
Raytheon Co.	721,675	35,975,499
United Technologies Corp.	567,325	50,213,936
Aerospace & Defense Total		144,344,805
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	821,125	30,603,329
Commercial Services & Supplies Total		30,603,329
Electrical Equipment — 0.7%
Emerson Electric Co.	494,125	27,794,531
Electrical Equipment Total		27,794,531

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 1.1%
General Electric Co.	2,240,700	42,259,602
Industrial Conglomerates Total		42,259,602
Machinery — 3.2%
Deere & Co.	442,525	36,486,186
Dover Corp.	538,700	36,523,860
Illinois Tool Works, Inc.	354,850	20,045,477
Parker Hannifin Corp.	368,450	33,064,703
Machinery Total		126,120,226
Road & Rail — 0.7%
Norfolk Southern Corp.	374,050	28,027,566
Road & Rail Total		28,027,566
INDUSTRIALS TOTAL		399,150,059
INFORMATION TECHNOLOGY — 10.6%
IT Services — 5.2%
Accenture PLC, Class A	904,900	54,674,058
Automatic Data Processing, Inc.	669,175	35,252,139
International Business Machines Corp.	670,675	115,054,296
IT Services Total		204,980,493
Office Electronics — 0.6%
Canon, Inc., ADR	481,600	22,919,344
Office Electronics Total		22,919,344
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	3,259,850	72,238,276
Linear Technology Corp.	546,388	18,041,732
Texas Instruments, Inc.	1,007,650	33,081,150
Semiconductors & Semiconductor Equipment Total		123,361,158
Software — 1.6%
Microsoft Corp.	2,429,975	63,179,350
Software Total		63,179,350
INFORMATION TECHNOLOGY TOTAL		414,440,345
MATERIALS — 5.4%
Chemicals — 3.5%
E.I. du Pont de Nemours & Co.	507,100	27,408,755
International Flavors & Fragrances, Inc.	397,250	25,519,340
RPM International, Inc.	855,350	19,690,157
Sherwin-Williams Co.	768,500	64,454,095
Chemicals Total		137,072,347

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.6%
Sonoco Products Co.	707,075	25,129,446
Containers & Packaging Total		25,129,446
Metals & Mining — 1.3%
BHP Billiton Ltd., ADR	260,450	24,646,384
Nucor Corp.	638,725	26,328,244
Metals & Mining Total		50,974,628
MATERIALS TOTAL		213,176,421
TELECOMMUNICATION SERVICES — 6.2%
Diversified Telecommunication Services — 6.2%
AT&T, Inc.	3,775,000	118,572,750
Verizon Communications, Inc.	3,075,800	114,512,034
Windstream Corp.	652,050	8,450,568
Diversified Telecommunication Services Total		241,535,352
TELECOMMUNICATION SERVICES TOTAL		241,535,352
UTILITIES — 4.7%
Electric Utilities — 2.1%
American Electric Power Co., Inc.	726,100	27,359,448
Entergy Corp.	159,025	10,858,227
NextEra Energy, Inc.	266,300	15,301,598
PPL Corp.	1,039,225	28,921,632
Electric Utilities Total		82,440,905
Gas Utilities — 0.8%
National Fuel Gas Co.	429,600	31,274,880
Gas Utilities Total		31,274,880
Multi-Utilities — 1.8%
PG&E Corp.	410,050	17,234,401
Public Service Enterprise Group, Inc.	779,775	25,451,856
Sempra Energy	517,075	27,342,926
Multi-Utilities Total		70,029,183
UTILITIES TOTAL		183,744,968

Total Common Stocks (cost of $3,120,366,352)		3,699,302,554

5

	Shares	Value ($)
Convertible Preferred Stocks — 0.9%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Apache Corp., 6.000%	76,550	5,047,516
Oil, Gas & Consumable Fuels Total		5,047,516
ENERGY TOTAL		5,047,516
FINANCIALS — 0.8%
Commercial Banks — 0.6%
Fifth Third Bancorp., 8.500%	152,075	21,290,500
Commercial Banks Total		21,290,500
Diversified Financial Services — 0.2%
Citigroup, Inc., 7.500%	70,000	8,410,500
Diversified Financial Services Total		8,410,500
FINANCIALS TOTAL		29,701,000

Total Convertible Preferred Stocks (cost of $36,623,465)		34,748,516
Investment Company — 1.8%
SPDR S&P 500 ETF Trust	535,000	70,603,950

Total Investment Company (cost of $70,140,777)		70,603,950

	Par ($)
Short-Term Obligation — 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 12/31/13, market value $97,050,588 (repurchase proceeds $95,144,026)	95,144,000	95,144,000

Total Short-Term Obligation (cost of $95,144,000)		95,144,000

Total Investments — 99.6% (cost of $3,322,274,594)(b)(c)		3,899,799,020

Other Assets & Liabilities, Net — 0.4%		15,198,178

Net Assets — 100.0%		3,914,997,198

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluated and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$3,699,302,554	$—	$—	$3,699,302,554
Total Convertible Preferred Stocks	—	34,748,516	—	34,748,516
Total Investment Company	70,603,950	—	—	70,603,950
Total Short-Term Obligation	—	95,144,000	—	95,144,000
Total Investments	$3,769,906,504	$129,892,516	$—	$3,899,799,020

8

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,322,274,594.

(c)	Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$668,714,952	$(91,190,526)	$577,524,426

Acronym	Name

ADR	American Depositary Receipt

9

Portfolio of Investments

Columbia Large Cap Growth Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 13.4%
Hotels, Restaurants & Leisure 2.6%
Bally Technologies, Inc. (a)(b)	380,200	$15,466,536
Ctrip.com International Ltd., ADR (a)(b)(c)	375,100	16,159,308
Starbucks Corp.	1,203,800	47,538,062
Total		79,163,906
Internet & Catalog Retail 2.7%
Amazon.com, Inc. (b)	188,185	38,481,951
Expedia, Inc.	983,300	28,505,867
priceline.com, Inc. (b)	27,600	14,129,268
Total		81,117,086
Media 1.8%
Comcast Corp., Class A	861,900	21,840,546
Viacom, Inc., Class B	615,310	31,380,810
Total		53,221,356
Multiline Retail 1.0%
Macy’s, Inc.	1,063,900	31,108,436
Specialty Retail 2.5%
Abercrombie & Fitch Co., Class A (a)	434,900	29,103,508
Dick’s Sporting Goods, Inc. (b)	680,730	26,174,068
Lowe’s Companies, Inc.	907,090	21,144,268
Total		76,421,844
Textiles, Apparel & Luxury Goods 2.8%
Coach, Inc.	527,800	33,742,254
Fossil, Inc. (a)(b)	304,400	35,833,968
Lululemon Athletica, Inc. (a)(b)	137,170	15,338,349
Total		84,914,571
TOTAL CONSUMER DISCRECTIONARY		405,947,199
CONSUMER STAPLES 8.9%
Beverages 1.7%
PepsiCo, Inc.	746,000	52,540,780
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	542,800	44,097,072
Walgreen Co. (a)	1,013,600	43,037,456
Whole Foods Market, Inc.	353,850	22,451,782
Total		109,586,310
Food Products 0.9%
Hershey Co. (The)	482,100	27,407,385

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.0%
Estee Lauder Companies, Inc. (The), Class A	278,790	$29,325,920
Tobacco 1.7%
Philip Morris International, Inc.	762,805	50,932,490
TOTAL CONSUMER STAPLES		269,792,885
ENERGY 10.4%
Energy Equipment & Services 3.7%
Halliburton Co. (a)	1,048,977	53,497,827
McDermott International, Inc. (b)(c)	712,200	14,108,682
Nabors Industries Ltd. (b)(c)	913,040	22,497,306
National Oilwell Varco, Inc. (a)	279,900	21,890,979
Total		111,994,794
Oil, Gas & Consumable Fuels 6.7%
Apache Corp.	307,276	37,914,785
Chevron Corp.	412,120	42,382,421
Continental Resources, Inc. (a)(b)	355,320	23,063,821
Exxon Mobil Corp.	280,810	22,852,318
Kinder Morgan Management LLC	42,621	28
Occidental Petroleum Corp.	226,377	23,552,263
Peabody Energy Corp.	318,310	18,751,642
Southwestern Energy Co. (a)(b)	814,600	34,930,048
Total		203,447,326
TOTAL ENERGY		315,442,120
FINANCIALS 4.3%
Capital Markets 3.0%
BlackRock, Inc.	160,500	30,785,505
Franklin Resources, Inc.	188,180	24,706,152
Morgan Stanley	682,620	15,707,086
TD Ameritrade Holding Corp. (a)	1,079,600	21,062,996
Total		92,261,739
Diversified Financial Services 0.8%
JPMorgan Chase & Co.	583,600	23,892,584
Insurance 0.5%
MetLife, Inc. (a)	341,200	14,968,444
TOTAL FINANCIALS		131,122,767

1

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 13.2%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. (a)(b)	321,300	$15,110,739
Alkermes, Inc. (b)	156,852	2,917,447
Biogen Idec, Inc. (b)	250,700	26,804,844
Celgene Corp. (b)	472,250	28,486,120
Dendreon Corp. (b)	591,740	23,338,226
Total		96,657,376
Health Care Equipment & Supplies 3.6%
Covidien PLC (c)	482,700	25,694,121
Edwards Lifesciences Corp. (b)	214,580	18,707,085
St. Jude Medical, Inc.	943,990	45,009,443
Zimmer Holdings, Inc. (b)	304,200	19,225,440
Total		108,636,089
Health Care Providers & Services 2.5%
CIGNA Corp.	250,200	12,867,786
Express Scripts, Inc. (a)(b)	557,140	30,074,417
Universal Health Services, Inc., Class B	619,810	31,938,809
Total		74,881,012
Health Care Technology 0.7%
Cerner Corp. (a)(b)	344,200	21,034,062
Life Sciences Tools & Services 0.6%
Waters Corp. (a)(b)	210,500	20,153,270
Pharmaceuticals 2.6%
Allergan, Inc.	370,180	30,817,485
Perrigo Co. (a)	263,700	23,171,319
Watson Pharmaceuticals, Inc. (b)	361,200	24,825,276
Total		78,814,080
TOTAL HEALTH CARE		400,175,889
INDUSTRIALS 12.5%
Aerospace & Defense 5.0%
Boeing Co. (The)	467,400	34,554,882
Goodrich Corp.	241,700	23,082,350
Precision Castparts Corp. (a)	201,000	33,094,650
United Technologies Corp.	670,680	59,361,887
Total		150,093,769
Construction & Engineering 0.9%
KBR, Inc.	692,200	26,089,018

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.9%
Rockwell Automation, Inc. (a)	332,700	$28,865,052
Industrial Conglomerates 0.8%
Tyco International Ltd. (c)	512,400	25,327,932
Machinery 2.7%
Cummins, Inc. (a)	92,120	9,533,499
Dover Corp.	335,960	22,778,088
IDEX Corp. (a)	339,100	15,547,735
Parker Hannifin Corp.	371,330	33,323,154
Total		81,182,476
Road & Rail 1.8%
JB Hunt Transport Services, Inc. (a)	620,100	29,200,509
Union Pacific Corp.	247,600	25,849,440
Total		55,049,949
Trading Companies & Distributors 0.4%
United Rentals, Inc. (a)(b)	471,000	11,963,400
TOTAL INDUSTRIALS		378,571,596
INFORMATION TECHNOLOGY 29.8%
Communications Equipment 4.9%
Acme Packet, Inc. (a)(b)	183,800	12,889,894
Alcatel-Lucent, ADR (a)(b)(c)	2,511,200	14,489,624
Ciena Corp. (a)(b)	646,400	11,880,832
Juniper Networks, Inc. (b)	694,400	21,873,600
QUALCOMM, Inc.	1,502,080	85,303,123
Total		146,437,073
Computers & Peripherals 5.8%
Apple, Inc. (b)	267,366	89,746,745
EMC Corp. (a)(b)	3,081,210	84,887,336
Total		174,634,081
Internet Software & Services 2.0%
Google, Inc., Class A (b)	119,555	60,540,261
IT Services 6.2%
Accenture PLC, Class A (c)	707,200	42,729,024
Alliance Data Systems Corp. (a)(b)	226,700	21,325,669
Cognizant Technology Solutions Corp., Class A (b)	274,275	20,115,329
International Business Machines Corp. (a)	246,850	42,347,117
Teradata Corp. (b)	267,540	16,105,908

2

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (cont.)
Visa, Inc., Class A (a)	548,000	$46,174,480
Total		188,797,527
Semiconductors & Semiconductor Equipment 1.0%
Texas Instruments, Inc.	891,090	29,254,485
Software 9.9%
Autodesk, Inc. (b)	829,780	32,029,508
Intuit, Inc. (b)	510,790	26,489,569
Microsoft Corp.	1,460,293	37,967,618
Oracle Corp.	2,444,893	80,461,429
Red Hat, Inc. (b)	519,800	23,858,820
Salesforce.com, Inc. (a)(b)	254,140	37,861,777
SuccessFactors, Inc. (a)(b)	457,780	13,458,732
Symantec Corp. (b)	968,200	19,092,904
TIBCO Software, Inc. (b)	1,016,800	29,507,536
Total		300,727,893
TOTAL INFORMATION TECHNOLOGY		900,391,320
MATERIALS 5.0%
Chemicals 2.4%
Celanese Corp., Series A	497,500	26,521,725
Monsanto Co. (a)	378,200	27,434,628
PPG Industries, Inc.	188,400	17,104,836
Total		71,061,189
Containers & Packaging 0.6%
Crown Holdings, Inc. (b)	466,700	18,117,294
Metals & Mining 2.0%
Allegheny Technologies, Inc. (a)	569,700	36,158,859
Rio Tinto PLC, ADR (a)(c)	350,600	25,355,392
Total		61,514,251
TOTAL MATERIALS		150,692,734
TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
American Tower Corp., Class A (b)	394,040	20,608,292
MetroPCS Communications, Inc. (b)	1,188,400	20,452,364
NII Holdings, Inc. (b)	501,296	21,244,925
Total		62,305,581
TOTAL TELECOMMUNICATION SERVICES		62,305,581
Total Common Stocks (Cost: $2,501,849,929)		$3,014,442,091

		Shares	Value

Money Market Fund 0.8%
Columbia Short-Term Cash Fund, 0.166% (d)(e)		24,483,390	$24,483,390
Total Money Market Fund (Cost: $24,483,390)			$24,483,390

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 12.8%
Asset-Backed Commercial Paper 1.5%
Antalis US Funding Corp.
08/05/11	0.280%	9,992,922	$9,992,922
08/09/11	0.230%	4,998,083	4,998,083
Cancara Asset Securitisation LLC
07/13/11	0.150%	6,999,125	6,999,125
07/19/11	0.250%	3,997,500	3,997,500
Rheingold Securitization
09/12/11	0.430%	9,988,772	9,988,772
Scaldis Capital LLC
07/01/11	0.200%	9,999,945	9,999,945
Total			45,976,347
Certificates of Deposit 7.6%
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.220%	5,000,000	5,000,000
07/29/11	0.230%	10,000,000	10,000,000
Barclays Bank PLC
08/19/11	0.330%	10,000,000	10,000,000
09/13/11	0.310%	5,000,000	5,000,000
Clydesdale Bank PLC
07/21/11	0.280%	6,995,049	6,995,049
07/25/11	0.270%	4,996,627	4,996,627
Commerzbank AG
07/20/11	0.220%	5,000,000	5,000,000
07/27/11	0.180%	10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	10,000,000	10,000,000
07/27/11	0.150%	7,000,000	7,000,000
Den Danske Bank
07/13/11	0.210%	4,998,222	4,998,222
Deutsche Bank AG
07/08/11	0.260%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
07/18/11	0.180%	5,000,000	5,000,000
08/09/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/29/11	0.230%	5,000,000	5,000,000

3

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
08/12/11	0.300%	$5,000,000	$5,000,000
KBC Bank NV
07/05/11	0.300%	7,000,000	7,000,000
07/14/11	0.280%	4,000,000	4,000,000
07/27/11	0.280%	5,000,000	5,000,000
Landesbank Hessen Thuringen
07/27/11	0.218%	10,000,021	10,000,021
Lloyds Bank PLC
10/03/11	0.260%	9,000,000	9,000,000
National Bank of Canada
11/18/11	0.186%	12,000,000	12,000,000
Overseas Chinese Banking Corp.
08/09/11	0.450%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	10,000,000	10,000,000
Societe Generale
09/23/11	0.410%	8,000,000	8,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
12/09/11	0.239%	12,000,000	12,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000
08/26/11	0.300%	10,000,000	10,000,000
Total			230,989,919
Commercial Paper 0.6%
Danske Corp.
08/02/11	0.220%	4,998,258	4,998,258
PB Capital Corp.
08/12/11	0.491%	2,497,006	2,497,006
Suncorp Metway Ltd.
07/11/11	0.200%	9,998,222	9,998,222
Total			17,493,486

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Money Market Fund 1.0%
JPMorgan Prime Money Market Fund, 0.010% (d)		30,000,000	$30,000,000
Other Short-Term Obligations 0.3%
Goldman Sachs Group, Inc. (The)
09/15/11	0.280%	8,000,000	8,000,000
Repurchase Agreements 1.8%
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004 (f)
	0.030%	5,000,000	5,000,000
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $10,000,011 (f)
	0.040%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $10,000,042 (f)
	0.150%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $20,000,017 (f)
	0.030%	20,000,000	20,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,917,085 (f)
	0.080%	10,917,061	10,917,061
Total			55,917,061
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $388,376,813)			$388,376,813
Total Investments
(Cost: $2,914,710,132) (g)			$3,427,302,294(h)
Other Assets & Liabilities, Net			(399,856,085)
Net Assets			$3,027,446,209

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 6.16% of net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

4

(e)	Investments in affiliates during the nine months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$-	$250,104,255	$(225,620,865)	$-	$24,483,390	$7,365	$24,483,390

5

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)

Security Description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023
Total Market Value of Collateral Securities	$5,100,000
Deutsche Bank AG (0.040%)
Security Description	Value
Fannie Mae Pool	$9,494,439
Freddie Mac Non Gold Pool	705,561
Total Market Value of Collateral Securities	$10,200,000
MF Global Holdings Ltd. (0.150%)
Security Description	Value
Fannie Mae Pool	$6,937,691
Fannie Mae REMICS	187,424
Freddie Mac Gold Pool	9,735
Freddie Mac Non Gold Pool	115,112
Freddie Mac REMICS	139,545
Ginnie Mae I Pool	1,118,912
Ginnie Mae II Pool	1,260,630
Government National Mortgage Association	431,013
Total Market Value of Collateral Securities	$10,200,062
Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$463,780
Fannie Mae REMICS	11,336,131
Federal Farm Credit Bank	1,469,380
Freddie Mac REMICS	3,346,709
Government National Mortgage Association	3,784,017
Total Market Value of Collateral Securities	$20,400,017
RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$11,135,451
Total Market Value of Collateral Securities	$11,135,451

6

(g)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $2,914,710,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$548,316,000
	Unrealized Depreciation	(35,724,000)
	Net Unrealized Appreciation	$512,592,000

(h)	Securities are valued using policies described below:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

	Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

ADR   American Depositary Receipt

7

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                                              Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                                              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                                              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

8

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$405,947,199	$-	$-	$405,947,199
Consumer Staples	269,792,885	-	-	269,792,885
Energy	315,442,092	28	-	315,442,120
Financials	131,122,767	-	-	131,122,767
Health Care	400,175,889	-	-	400,175,889
Industrials	378,571,596	-	-	378,571,596
Information Technology	900,391,320	-	-	900,391,320
Materials	150,692,734	-	-	150,692,734
Telecommunication Services	62,305,581	-	-	62,305,581
Total Equity Securities	3,014,442,063	28	-	3,014,442,091

Other
Affiliated Money Market Fund(c)	24,483,390	-	-	24,483,390
Investments of Cash Collateral Received for Securities on Loan	30,000,000	358,376,813	-	388,376,813
Total Other	54,483,390	358,376,813	-	412,860,203
Total	$3,068,925,453	$ 358,376,841	$-	$3,427,302,294

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

9

INVESTMENT PORTFOLIO
June 30, 2011 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 9.0%
Auto Components — 0.4%
Dorman Products, Inc. (a)	94,318	3,733,106
Auto Components Total		3,733,106
Hotels, Restaurants & Leisure — 1.7%
CEC Entertainment, Inc.	219,307	8,796,404
Morgans Hotel Group Co. (a)	317,531	2,283,048
O’Charleys, Inc. (a)	532,962	3,895,952
Hotels, Restaurants & Leisure Total		14,975,404
Household Durables — 0.4%
Jarden Corp.	112,292	3,875,197
Household Durables Total		3,875,197
Leisure Equipment & Products — 0.8%
Callaway Golf Co.	230,347	1,432,758
Steinway Musical Instruments, Inc. (a)	203,697	5,232,976
Leisure Equipment & Products Total		6,665,734
Media — 1.3%
Arbitron, Inc.	131,400	5,430,762
John Wiley & Sons, Inc., Class A	106,000	5,513,060
Media Total		10,943,822
Specialty Retail — 4.4%
Bebe Stores, Inc.	603,200	3,685,552
Buckle, Inc.	120,731	5,155,214
Collective Brands, Inc. (a)	405,007	5,949,553
Penske Auto Group, Inc.	219,400	4,989,156
Rent-A-Center, Inc.	269,382	8,232,314
Stage Stores, Inc.	309,328	5,196,710
Wet Seal, Inc., Class A (a)	1,008,800	4,509,336
Specialty Retail Total		37,717,835
CONSUMER DISCRETIONARY TOTAL		77,911,098
CONSUMER STAPLES — 1.5%
Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	95,451	4,199,844
Pantry, Inc. (a)	93,516	1,757,166
Food & Staples Retailing Total		5,957,010

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 0.8%
Corn Products International, Inc.	119,301	6,594,959
Food Products Total		6,594,959
CONSUMER STAPLES TOTAL		12,551,969
ENERGY — 4.8%
Energy Equipment & Services — 3.5%
Gulfmark Offshore, Inc., Class A (a)	139,591	6,168,526
Helix Energy Solutions Group, Inc. (a)	244,700	4,052,232
Newpark Resources, Inc. (a)	560,358	5,082,447
Oceaneering International, Inc.	75,540	3,059,370
TETRA Technologies, Inc. (a)	655,081	8,339,181
Unit Corp. (a)	68,800	4,191,984
Energy Equipment & Services Total		30,893,740
Oil, Gas & Consumable Fuels — 1.3%
BPZ Resources, Inc. (a)	588,800	1,931,264
EXCO Resources, Inc.	302,287	5,335,366
Georesources, Inc. (a)	170,300	3,830,047
Oil, Gas & Consumable Fuels Total		11,096,677
ENERGY TOTAL		41,990,417
FINANCIALS — 16.4%
Capital Markets — 1.3%
57th Street General Acquisition Corp. (a)	110,177	1,432,301
Investment Technology Group, Inc. (a)	411,850	5,774,137
Waddell & Reed Financial, Inc., Class A	116,207	4,224,124
Capital Markets Total		11,430,562
Commercial Banks — 4.5%
Bryn Mawr Bank Corp.	191,100	3,869,775
Centerstate Banks, Inc.	242,519	1,678,231
Financial Institutions, Inc.	241,740	3,969,371
Hancock Holding Co.	100,006	3,098,186
Iberiabank Corp.	58,635	3,379,721
Oriental Financial Group	668,359	8,615,148
SCBT Financial Corp.	96,336	2,762,917
Simmons First National Corp., Class A	105,700	2,712,262
Southwest Bancorp, Inc. (a)	327,200	3,203,288
Susquehanna Bancshares, Inc.	120,000	960,000
Union First Market Bankshares Corp.	209,224	2,548,348

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Webster Financial Corp.	97,570	2,050,921
Commercial Banks Total		38,848,168
Consumer Finance — 1.7%
Cash America International, Inc.	241,668	13,985,327
QC Holdings, Inc.	178,812	715,248
Consumer Finance Total		14,700,575
Insurance — 3.1%
AMERISAFE, Inc. (a)	144,883	3,277,254
Arthur J. Gallagher & Co.	98,300	2,805,482
CNO Financial Group, Inc. (a)	434,450	3,436,500
Delphi Financial Group, Inc., Class A	97,100	2,836,291
eHealth, Inc. (a)	94,600	1,263,856
Enstar Group Ltd. (a)	42,462	4,436,854
Horace Mann Educators Corp.	231,117	3,607,736
National Interstate Corp.	126,621	2,899,621
State Auto Financial Corp.	147,054	2,563,151
Insurance Total		27,126,745
Real Estate Investment Trusts (REITs) — 4.2%
Acadia Realty Trust	155,496	3,161,234
American Campus Communities, Inc.	168,432	5,982,704
Cousins Properties, Inc.	400,400	3,419,416
DiamondRock Hospitality Co.	275,133	2,952,177
DuPont Fabros Technology, Inc.	206,100	5,193,720
First Potomac Realty Trust	249,748	3,823,642
Mack-Cali Realty Corp.	104,700	3,448,818
STAG Industrial, Inc.	299,800	3,672,550
Summit Hotel Properties, Inc.	402,679	4,570,407
Real Estate Investment Trusts (REITs) Total		36,224,668
Thrifts & Mortgage Finance — 1.6%
Abington Bancorp, Inc.	183,521	1,914,124
Berkshire Hills Bancorp, Inc.	153,898	3,445,776
Dime Community Bancshares	210,167	3,055,828
First Niagara Financial Group, Inc.	379,266	5,006,311
Jefferson Bancshares, Inc. (a)	219,422	710,928
Thrifts & Mortgage Finance Total		14,132,967
FINANCIALS TOTAL		142,463,685
HEALTH CARE — 12.1%
Biotechnology — 0.8%
Myriad Genetics, Inc. (a)	330,265	7,500,318
Biotechnology Total		7,500,318

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 5.3%
Analogic Corp.	137,306	7,220,923
Cooper Companies, Inc.	94,574	7,494,044
Greatbatch, Inc. (a)	117,353	3,147,407
Invacare Corp.	257,751	8,554,756
STAAR Surgical Co. (a)	1,232,667	6,533,135
Symmetry Medical, Inc. (a)	200,408	1,797,660
Thoratec Corp. (a)	200,500	6,580,410
West Pharmaceutical Services, Inc.	102,940	4,504,654
Health Care Equipment & Supplies Total		45,832,989
Health Care Providers & Services — 5.1%
Air Methods Corp. (a)	259,325	19,381,951
LifePoint Hospitals, Inc. (a)	44,615	1,743,554
Magellan Health Services, Inc. (a)	131,326	7,188,785
Owens & Minor, Inc.	130,128	4,488,115
Providence Service Corp. (a)	413,105	5,225,778
PSS World Medical, Inc. (a)	179,902	5,039,055
U.S. Physical Therapy, Inc.	45,539	1,126,180
Health Care Providers & Services Total		44,193,418
Life Sciences Tools & Services — 0.4%
Cambrex Corp. (a)	705,802	3,260,805
Life Sciences Tools & Services Total		3,260,805
Pharmaceuticals — 0.5%
Obagi Medical Products, Inc. (a)	441,924	4,167,343
Pharmaceuticals Total		4,167,343
HEALTH CARE TOTAL		104,954,873
INDUSTRIALS — 21.5%
Aerospace & Defense — 3.3%
AAR Corp.	314,994	8,533,188
American Science & Engineering, Inc.	79,500	6,360,000
LMI Aerospace, Inc. (a)	186,602	4,558,687
Moog, Inc., Class A (a)	149,441	6,503,672
Teledyne Technologies, Inc. (a)	44,800	2,256,128
Aerospace & Defense Total		28,211,675
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	133,283	7,931,671
Pacer International, Inc. (a)	18,701	88,269
Air Freight & Logistics Total		8,019,940
Commercial Services & Supplies — 2.6%
ACCO Brands Corp. (a)	390,200	3,063,070

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Consolidated Graphics, Inc. (a)	86,503	4,753,340
McGrath Rentcorp	187,868	5,275,333
Unifirst Corp.	165,019	9,272,418
Commercial Services & Supplies Total		22,364,161
Construction & Engineering — 2.3%
EMCOR Group, Inc. (a)	298,068	8,736,373
MasTec, Inc. (a)	302,828	5,971,768
Northwest Pipe Co. (a)	95,981	2,501,265
Sterling Construction Co., Inc. (a)	217,406	2,993,681
Construction & Engineering Total		20,203,087
Electrical Equipment — 3.6%
Belden, Inc.	206,100	7,184,646
EnerSys (a)	106,000	3,648,520
Global Power Equipment Group, Inc. (a)	210,571	5,584,343
GrafTech International Ltd. (a)	207,746	4,211,011
LSI Industries, Inc.	701,288	5,568,227
Regal-Beloit Corp.	71,600	4,780,732
Electrical Equipment Total		30,977,479
Machinery — 3.9%
Albany International Corp., Class A	377,600	9,964,864
Flanders Corp. (a)	931,415	3,162,154
Key Technology, Inc. (a)	239,533	3,873,248
Miller Industries, Inc.	256,716	4,798,022
PMFG, Inc. (a)	182,900	3,630,565
Tennant Co.	97,148	3,879,120
Wabash National Corp. (a)	512,601	4,803,071
Machinery Total		34,111,044
Marine — 0.4%
Rand Logistics, Inc. (a)	455,439	3,342,922
Marine Total		3,342,922
Professional Services — 2.6%
FTI Consulting, Inc. (a)	171,462	6,505,268
Heidrick & Struggles International, Inc.	164,200	3,717,488
Hill International, Inc. (a)	212,664	1,224,945
Hudson Highland Group, Inc. (a)	312,051	1,669,473
Kforce, Inc. (a)	319,589	4,180,224
Navigant Consulting, Inc. (a)	226,578	2,376,803
SFN Group, Inc. (a)	335,845	3,052,831
Professional Services Total		22,727,032

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.3%
Kansas City Southern (a)	45,715	2,712,271
Road & Rail Total		2,712,271
Trading Companies & Distributors — 1.6%
Kaman Corp.	217,695	7,721,642
Rush Enterprises, Inc., Class A (a)	160,430	3,052,983
Rush Enterprises, Inc., Class B (a)	159,851	2,573,601
Trading Companies & Distributors Total		13,348,226
INDUSTRIALS TOTAL		186,017,837
INFORMATION TECHNOLOGY — 23.4%
Communications Equipment — 2.2%
Adtran, Inc.	47,246	1,828,893
Globecomm Systems, Inc. (a)	329,714	5,130,350
InterDigital, Inc.	121,100	4,946,935
Performance Technologies, Inc. (a)(b)	643,041	1,279,652
Plantronics, Inc.	159,027	5,809,256
Communications Equipment Total		18,995,086
Computers & Peripherals — 1.1%
Imation Corp. (a)	223,704	2,111,766
Intevac, Inc. (a)	304,300	3,106,903
Presstek, Inc. (a)	403,337	657,439
Rimage Corp.	266,340	3,576,946
Computers & Peripherals Total		9,453,054
Electronic Equipment, Instruments & Components — 7.8%
Anixter International, Inc.	66,800	4,364,712
Benchmark Electronics, Inc. (a)	940,900	15,524,850
Cognex Corp.	76,185	2,699,234
FARO Technologies, Inc. (a)	248,206	10,871,423
GSI Group, Inc. (a)	335,900	4,047,595
LeCroy Corp. (a)	450,669	5,426,055
Littelfuse, Inc.	59,198	3,476,107
Newport Corp. (a)	299,556	5,442,932
Plexus Corp. (a)	361,832	12,595,372
Pulse Electronics Corp.	484,023	2,139,382
Rogers Corp. (a)	21,612	998,474
Electronic Equipment, Instruments & Components Total		67,586,136
Internet Software & Services — 1.2%
Digital River, Inc. (a)	227,800	7,326,048

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
EarthLink, Inc.	379,540	2,920,560
Internet Software & Services Total		10,246,608
IT Services — 4.1%
Acxiom Corp. (a)	336,582	4,412,590
Computer Task Group, Inc. (a)	726,725	9,570,968
Integral Systems, Inc. (a)	360,839	4,391,411
NCI, Inc., Class A (a)	283,100	6,432,032
PRGX Global, Inc. (a)	665,991	4,761,836
TNS, Inc. (a)	374,601	6,218,376
IT Services Total		35,787,213
Semiconductors & Semiconductor Equipment — 3.0%
ATMI, Inc. (a)	152,454	3,114,635
BTU International, Inc. (a)	288,342	2,029,928
Cirrus Logic, Inc. (a)	377,192	5,997,353
Exar Corp. (a)	317,013	2,006,692
Fairchild Semiconductor International, Inc. (a)	222,387	3,716,087
Pericom Semiconductor Corp. (a)	365,953	3,271,620
Ultratech, Inc. (a)	163,830	4,977,155
Volterra Semiconductor Corp. (a)	32,799	808,823
Semiconductors & Semiconductor Equipment Total		25,922,293
Software — 4.0%
Accelrys, Inc. (a)	613,159	4,359,561
American Software Inc., Class A	137,438	1,142,110
Mentor Graphics Corp. (a)	266,524	3,414,172
Progress Software Corp. (a)	657,385	15,862,700
S1 Corp. (a)	522,860	3,910,993
Websense, Inc. (a)	239,200	6,212,024
Software Total		34,901,560
INFORMATION TECHNOLOGY TOTAL		202,891,950
MATERIALS — 5.5%
Chemicals — 3.2%
H.B. Fuller Co.	372,214	9,089,466
Omnova Solutions, Inc. (a)	486,249	3,384,293
Sensient Technologies Corp.	209,286	7,758,232
Spartech Corp. (a)	456,907	2,782,564
Stepan Co.	66,000	4,679,400
Chemicals Total		27,693,955
Containers & Packaging — 1.1%
Greif, Inc., Class A	149,190	9,701,826
Containers & Packaging Total		9,701,826

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.7%
Metals USA Holdings Corp. (a)	404,290	6,023,921
Metals & Mining Total		6,023,921
Paper & Forest Products — 0.5%
Glatfelter Co.	301,922	4,643,560
Paper & Forest Products Total		4,643,560
MATERIALS TOTAL		48,063,262
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
General Communication, Inc., Class A (a)	361,842	4,367,433
Diversified Telecommunication Services Total		4,367,433
TELECOMMUNICATION SERVICES TOTAL		4,367,433
UTILITIES — 1.9%
Gas Utilities — 1.2%
New Jersey Resources Corp.	100,299	4,474,338
South Jersey Industries, Inc.	112,690	6,120,194
Gas Utilities Total		10,594,532
Water Utilities — 0.7%
American States Water Co.	101,859	3,530,433
California Water Service Group	109,546	2,049,606
Water Utilities Total		5,580,039
UTILITIES TOTAL		16,174,571

Total Common Stocks (cost of $684,291,900)		837,387,095

	Par($)
Short-Term Obligation — 3.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 05/15/30, market value $30,158,550 (repurchase proceeds $29,567,008)	29,567,000	29,567,000

Total Short-Term Obligation (cost of $29,567,000)		29,567,000

Total Investments — 100.0% (cost of $713,858,900)(c)(d)		866,954,095

Other Assets & Liabilities, Net — (0.0)%		(405,811)

Net Assets — 100.0%		866,548,284

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$837,387,095	$—	$—	$837,387,095
Total Short-Term Obligation	—	29,567,000	—	29,567,000
Total Investments	$837,387,095	$29,567,000	$—	$866,954,095

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

	(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the nine months ended June 30, 2011, are as follows:

Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Performance Technologies, Inc.	$1,331,153	$40,835	$—	$—	$1,279,652

	(c)	Cost for federal income tax purposes is $713,858,900.

	(d)	Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

			Unrealized	Unrealized	Net Unrealized
			Appreciation	Depreciation	Appreciation
			$226,085,753	$(72,990,558)	$153,095,195

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 19, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 19, 2011